CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ (2,188)	$ 155	$ 542
Other comprehensive income (loss), net of tax :
Currency translation adjustments arising during the period	64	(106)	(224)
Less : reclassification adjustment for gain on equity investment divestiture			(37)
Foreign currency translation adjustments	64	(106)	(261)
Unrealized gains (losses) arising during the period	6		(16)
Less : reclassification adjustment for (income) losses included in net income (loss)		(33)	45
Unrealized gains (losses) on securities	6	(33)	29
Unrealized gains (losses) arising during the period	30	(13)	(2)
Less : reclassification adjustment for (income) losses included in net income (loss)	59	(112)	58
Unrealized gains (losses) on derivatives	89	(125)	56
Prior service cost arising during the period	(4)		(12)
Net gains (losses) arising during the period	(20)	(72)	(13)
Less : amortization of prior service cost included in net periodic pension cost	5	1	5
Defined benefit pension plans	(19)	(71)	(20)
Other comprehensive income (loss), net of tax	140	(335)	(196)
Comprehensive income (loss)	(2,048)	(180)	346
Less : comprehensive income (loss) attributable to noncontrolling interest	(1,014)	(521)	(299)
Comprehensive income (loss) attributable to the company's stockholders	$ (1,034)	$ 341	$ 645